--------------------------------------------------------------------------------
                                  SMITH BARNEY
                              S&P 500 INDEX SHARES
            A Class of Shares of the Smith Barney S&P 500 Index Fund
--------------------------------------------------------------------------------

         SPECIAL DISCIPLINE SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2002

                 [LOGO] Smith Barney
                        Mutual Funds
                 Your Serious Money. Professionally Managed.(SM)

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             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
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

[PHOTO OMITTED]            [PHOTO OMITTED]                 [PHOTO OMITTED]

HEATH B. MCLENDON          SANDIP A. BHAGAT, CFA           JOHN LAU

Chairman                   Vice President and              Investment Officer
                           Investment Officer

Dear Shareholder:

Enclosed herein is the semi-annual report for the Smith Barney S&P 500 Index Fund ("Fund") - Smith Barney Shares for the period ended June 30, 2002. In this report, we highlight the economic environment over this period and discuss investment performance and strategy in the context of prevailing market conditions. A detailed summary of the Fund's Smith Barney Shares' performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

The Fund's Smith Barney Shares performed in line with the S&P 500 Index(1) after taking into account the impact of trading costs, fees and expenses. For the six months ended June 30, 2002, the Fund's Smith Barney Shares returned negative 13.41%. In comparison, the S&P 500 Index returned negative 13.15% for the same period. Past performance is not indicative of future results.

Investment Strategy

The Fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund is designed to provide reliable exposure to the large-cap segment of the U.S. equity market through a broadly diversified portfolio structure. The Fund matches the composition of the S&P 500 Index and owns the constituent index stocks at the appropriate index weight. The Fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing.

----------
(1) The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


1   Smith Barney S&P 500 Index Fund | 2002 Semi-Annual Report to Shareholders

Economic and Market Overview

In our view, cyclical economic conditions in the U.S. are clearly improving following what turned out to be a relatively mild recession in 2001. The excesses and miscalculations that led to many of the economy's problems over the past two years appear, to a large extent, to have been corrected. Business inventories, which were pared back, are on the rebound and added significantly to gross domestic product ("GDP")(2) growth in the first quarter of 2002.

Business investment, both in inventories and fixed investment, was the economy's weakest sector over the past two years. We feel a slowing of the inventory correction followed by outright inventory restocking may give the economy a strong boost over the next several quarters, in effect buying time for the remaining excesses in the information technology and communications sectors to be worked off. Strengthening business fixed investment, particularly in non-communications technology industries, is expected to boost the economy in the second half of the year.

The consumer sector income and spending imbalance, which manifested itself in a low savings rate, may prohibit consumer spending from leading the economy despite strong incentive driven auto sales in the last part of 2001. Although consumer income should pick up as the economy begins to recover, spending growth may well lag income growth as consumers rebuild their savings.

We see longer-term corporate trends toward cost reduction, increased efficiencies and improved productivity remaining in place. In our opinion, productivity has continued to rise because of these restructuring efforts. In an expanding economy, these cost-reducing efforts may allow firms to increase profitability even as pricing power is absent.

Although the second quarter growth pace appears to be less than half of the robust 6.1% GDP pace seen in the first quarter, we believe the economy remains firmly entrenched in economic recovery. Softer auto sales, following the end of a sustained period of attractive financing incentives, and a rise in consumer savings were, in our view, the major factors leading to slowing consumer spending growth in the second quarter. However, consumer fundamentals appear encouraging going forward.

----------
(2) GDP is a market value of goods and services produced by labor and property in a given country.


2   Smith Barney S&P 500 Index Fund | 2002 Semi-Annual Report to Shareholders

We believe the inflation outlook remains positive despite a run-up in energy prices. Last year's global recession resulted in lower levels of capacity utilization which may take a long period of above-trend economic growth to reverse. Moreover, we feel competitive pressures will keep pressure on prices.

We believe there is a risk that the monetary and fiscal stimulus - which was put in place following the September 11th attacks and the resulting shock to the economy will have inflationary consequences. We discount that risk, particularly the risk the U.S. Federal Reserve Board will leave highly stimulative monetary policy in place for long enough to ignite inflation pressures in 2002 and beyond.

Looking at the specifics of the stock market decline in the first half of 2002, the telecommunications and technology sectors were again the worst performers over the six-month reporting period. Large caps again lagged the small caps as the S&P 500 Index returned negative 13.15% versus a negative 4.70% return for the Russell 2000 Index(3) over the same time frame. Value stocks fared better than growth stocks as the S&P 500/Barra Value Index ("S&P Barra Value")(4) declined 9.46% as compared to a 16.92% fall in the S&P 500/Barra Growth Index ("S&P Barra Growth").(5)

Market Outlook

At the nine-month mark following what appeared to be a market trough in September 2001, the stock market is re-testing those levels on renewed concerns of accounting fraud and terrorist threats. The anticipated economic recovery, while muted in nature, nonetheless appears to be underway. However, the economic news at least for now appears to be overwhelmed by investor skepticism about the integrity of corporate America.

When current concerns over accounting irregularities abate, we believe that the overall stimulative environment on both the monetary and fiscal fronts should bode well for stocks over the long run.

----------
(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
(4) The S&P Barra Value is a market-capitalization weighted index of stocks in the S&P 500 Index having lower price-to-book ratios relative to the S&P 500 Index as a whole. Please note that an investor cannot invest directly in an index.
(5) The S&P Barra Growth is a market-capitalization weighted index of stocks in the S&P 500 Index having higher price-to-book ratios relative to the S&P 500 Index as a whole. Please note that an investor cannot invest directly in an index.


3   Smith Barney S&P 500 Index Fund | 2002 Semi-Annual Report to Shareholders

Thank you for your investment in the Smith Barney S&P 500 Index Fund - Smith Barney Shares. We are grateful for your continued confidence, and our ongoing relationship.

Sincerely,


/s/ Heath B. McLendon                  /s/ Sandip A. Bhagat

Heath B. McLendon                      Sandip A. Bhagat, CFA
Chairman                               Vice President and
                                       Investment Officer

/s/ John Lau

John Lau
Investment Officer

July 29, 2002


                                   ----------

"Standard & Poor's,(R)" "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                                   ----------

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 7 through 18 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of June 30, 2002 and is subject to change.


4   Smith Barney S&P 500 Index Fund | 2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Smith Barney S&P 500 Index Shares(1)
--------------------------------------------------------------------------------

                              Net Asset Value
                           ---------------------
                           Beginning      End         Income     Capital Gain      Return         Total
Period Ended               of Period   of Period     Dividends   Distributions    of Capital     Returns(2)+
------------------------------------------------------------------------------------------------------------
6/30/02                     $11.63       $10.07        $0.00         $0.00         $0.00          (13.41)%++
------------------------------------------------------------------------------------------------------------
12/31/01                     13.38        11.63         0.10          0.00          0.00          (12.37)
------------------------------------------------------------------------------------------------------------
12/31/00                     15.00        13.38         0.08          0.13          0.00#          (9.39)
------------------------------------------------------------------------------------------------------------
12/31/99*                    14.24        15.00         0.08          0.00          0.00            5.88++
------------------------------------------------------------------------------------------------------------
11/30/99                     11.98        14.24         0.06          0.07          0.00           19.96
------------------------------------------------------------------------------------------------------------
Inception** - 11/30/98       10.00        11.98         0.00          0.00          0.00           19.80++
============================================================================================================
Total                                                  $0.32         $0.20         $0.00
============================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

================================================================================
Average Annual Total Returns(2)+
================================================================================

Six Months Ended 6/30/02++                                              (13.41)%
--------------------------------------------------------------------------------
Year Ended 6/30/02                                                      (18.33)
--------------------------------------------------------------------------------
Inception** through 6/30/02                                               1.01
================================================================================

================================================================================
Cumulative Total Return(2)+
================================================================================

Inception** through 6/30/02                                                4.61%
================================================================================

(1) On September 5, 2000, Class A shares were renamed Smith Barney S&P 500 Index Shares ("SB Shares").
(2) The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
+     Assumes reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
#     Amount represents less than $0.01 per share.
* For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
**    Inception date for SB Shares is January 5, 1998.


5   Smith Barney S&P 500 Index Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Historical Performance (unaudited)
================================================================================

                   Growth of $10,000 Invested in SB Shares of
              the Smith Barney S&P 500 Index Fund vs. S&P 500 Index

                            January 1998 -- June 2002

                               [GRAPHIC OMITTED]

   [The following table was depicted as a line chart in the printed material.]

                           Smith Barney
                              S&P 500
                            Index Fund           S&P 500
                            SB Shares             Index
                            ---------            -------
   1/5/98                     10000               10000
    12/98                     12677               12784
    12/99                     15216               15473
    12/00                     13788               14065
    12/01                     12082               12394
  6/30/02                     10461               10764

+ Hypothetical illustration of $10,000 invested in SB shares at inception on January 5, 1998, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2002. The S&P 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's Citi shares may be greater or less than the SB shares' performance indicated on this chart, depending on whether greater or lesser expenses were incurred by shareholders investing in Citi Shares. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


6   Smith Barney S&P 500 Index Fund | 2002 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                June 30, 2002
================================================================================

  SHARES                            SECURITY                            VALUE
================================================================================
COMMON STOCK -- 99.5%

Auto and Transportation -- 2.2%
     6,574   AMR Corp.+                                             $    110,838
    16,195   Burlington Northern Santa Fe Corp.                          485,850
     3,137   Cooper Tire & Rubber Co.                                     64,465
     8,997   CSX Corp.                                                   315,345
     1,716   Cummins Inc.                                                 56,800
     6,266   Dana Corp.                                                  116,109
    23,716   Delphi Automotive Systems Corp.                             313,051
     5,246   Delta Air Lines, Inc.                                       104,920
     2,902   Eaton Corp.                                                 211,121
    12,550   FedEx Corp.                                                 670,170
    76,478   Ford Motor Co.                                            1,223,648
    23,400   General Motors Corp.                                      1,250,730
     7,346   Genuine Parts Co.                                           256,155
     6,841   The Goodyear Tire & Rubber Co.                              127,995
     3,742   ITT Industries, Inc.                                        264,185
     3,674   Johnson Controls, Inc.                                      299,835
     2,502   Navistar International Corp.+                                80,064
    16,216   Norfolk Southern Corp.                                      379,130
     4,860   PACCAR Inc.                                                 215,735
     2,603   Ryder Systems, Inc.                                          70,515
     2,320   Snap-On Inc.                                                 68,881
    32,321   Southwest Airlines Co.                                      522,307
     5,365   TRW Inc.                                                    305,698
    10,491   Union Pacific Corp.                                         663,870
     5,486   Visteon Corp.                                                77,901
--------------------------------------------------------------------------------
                                                                       8,255,318
--------------------------------------------------------------------------------
Consumer Discretionary -- 17.3%
     2,466   Alberto Culver Co., Class B Shares                          117,875
    17,185   Albertson's, Inc.                                           523,455
     2,680   American Greetings Corp., Class A Shares+                    44,649
   186,621   AOL Time Warner, Inc.+                                    2,745,195
     7,246   Apollo Group, Inc.                                          285,637
     4,480   AutoZone, Inc.+                                             346,304
     9,938   Avon Products, Inc.                                         519,161
    12,273   Bed Bath and Beyond, Inc.+                                  463,183
    13,419   Best Buy Co., Inc.+                                         487,110
     4,795   Big Lots, Inc.+                                              94,366
     3,764   Brunswick Corp.                                             105,392
    24,666   Carnival Corp.                                              683,002
    41,369   Cendant Corp.+                                              656,940
     7,123   Cintas Corp.                                                352,090
     8,703   Circuit City Stores -- Circuit City Group                   163,181
    25,206   Clear Channel Communications, Inc.+                         807,096
     9,798   Clorox Co.                                                  405,147

                       See Notes to Financial Statements.


7  Smith Barney S&P 500 Index Fund   |   2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Consumer Discretionary -- 17.3% (continued)
    23,231   Colgate Palmolive Co.                                  $  1,162,712
    39,796   Comcast Corp., Class A Shares+                              948,737
     7,220   Convergys Corp.+                                            140,646
    19,109   Costco Wholesale Corp.+                                     737,990
    16,433   CVS Corp.                                                   502,850
     7,399   Darden Restaurants, Inc.                                    182,755
     2,766   Deluxe Corp.                                                107,570
     3,532   Dillard's, Inc., Class A Shares                              92,856
    14,103   Dollar General Corp.                                        268,380
     3,521   Dow Jones & Co., Inc.                                       170,592
    12,309   Eastman Kodak Co.                                           359,054
    17,445   Equity Office Properties Trust                              525,095
    11,365   Equity Residential Properties Trust                         326,744
     7,319   Family Dollar Stores, Inc.                                  257,995
     8,069   Federated Department Stores, Inc.+                          320,339
    11,169   Gannett Co.                                                 847,727
    36,377   The Gap, Inc.                                               516,553
    44,459   The Gillette Co.                                          1,505,826
    12,726   Harley-Davidson, Inc.                                       652,462
     4,691   Harrah's Entertainment, Inc.+                               208,046
     7,282   Hasbro, Inc.                                                 98,744
    15,609   Hilton Hotels Corp.                                         216,965
    98,781   The Home Depot, Inc.                                      3,628,226
     4,050   International Flavors & Fragrances, Inc.                    131,585
     3,801   International Game Technology+                              215,517
    15,907   The Interpublic Group Cos., Inc.                            393,857
    11,199   J.C. Penney Co., Inc.                                       246,602
     5,254   Jones Apparel Group, Inc.+                                  197,025
    22,134   Kimberly-Clark Corp.                                      1,372,308
     3,558   Knight Ridder, Inc.                                         223,976
    14,091   Kohl's Corp.+                                               987,497
    33,693   Kroger Co.+                                                 670,491
     8,282   Leggett & Platt, Inc.                                       193,799
    21,930   Limited Brands                                              467,109
     4,360   Liz Claiborne, Inc.                                         138,648
    32,671   Lowe's Cos., Inc.                                         1,483,263
    10,135   Marriott International Inc., Class A Shares                 385,637
    18,168   Mattel, Inc.                                                382,981
    12,393   May Department Stores Co.                                   408,101
     3,199   Maytag Corp.                                                136,437
    54,228   McDonald's Corp.                                          1,542,787
     8,146   McGraw Hill, Inc.                                           486,316
     1,974   Meredith Corp.                                               75,703
     6,625   Moody's Corp.                                               329,594
     6,288   The New York Times Co., Class A Shares                      323,832
    11,296   Newell Rubbermaid Inc.                                      396,038

                       See Notes to Financial Statements.


8  Smith Barney S&P 500 Index Fund   |   2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Consumer Discretionary -- 17.3% (continued)
    11,334   NIKE Inc., Class B Shares                              $    608,069
     5,686   Nordstrom, Inc.                                             128,788
    13,012   Office Depot, Inc.+                                         218,602
     7,822   Omnicom Group, Inc.                                         358,248
     6,696   Pactiv Corp.+                                               159,365
    15,830   Paychex, Inc.                                               495,321
    54,656   The Procter & Gamble Co.                                  4,880,781
     4,832   R.R. Donnelley & Sons Co.                                   133,122
     7,549   RadioShack Corp.                                            226,923
     2,538   Reebok International Ltd.+                                   74,871
     7,397   Robert Half International Inc.+                             172,350
     5,999   Sabre Holdings Corp.+                                       214,764
    21,133   Safeway, Inc.+                                              616,872
    13,640   Sears Roebuck & Co.                                         740,652
    19,504   Staples, Inc.+                                              384,229
    16,203   Starbucks Corp.+                                            402,645
     8,298   Starwood Hotels & Resorts Worldwide, Inc.                   272,921
     5,597   SUPERVALU INC.                                              137,294
    38,089   Target Corp.                                              1,451,191
     6,133   Tiffany & Co.                                               215,882
    22,996   The TJX Cos., Inc.                                          450,952
     4,659   TMP Worldwide Inc.+                                         100,169
     8,700   Toys "R" Us, Inc.+                                          151,989
    12,576   Tribune Co.                                                 547,056
     2,331   Tupperware Corp.                                             48,461
    22,336   Unilever NV                                               1,447,373
     9,821   Univision Communications Inc.+                              308,379
     4,672   VF Corp.                                                    183,189
    74,732   Viacom, Inc., Class B Shares+                             3,315,859
   187,857   Wal-Mart Stores, Inc.                                    10,334,014
    43,110   Walgreen Co.                                              1,665,339
    85,948   The Walt Disney Co.                                       1,624,417
     4,452   Wendy's International, Inc.                                 177,323
     2,841   Whirlpool Corp.                                             185,688
     5,993   Winn-Dixie Stores Inc.                                       93,431
    12,238   Yum! Brands, Inc.                                           357,962
--------------------------------------------------------------------------------
                                                                      66,652,241
--------------------------------------------------------------------------------
Consumer Staples -- 6.0%
     1,516   Adolph Coors Co., Class B Shares                             94,447
    37,258   Anheuser-Busch Co., Inc.                                  1,862,900
    27,744   Archer-Daniels-Midland Co.                                  354,846
     2,904   Brown-Forman Corp., Class B Shares                          200,376
    17,290   Campbell Soup Co.                                           478,241
   104,702   The Coca-Cola Co.                                         5,863,312
    18,804   Coca-Cola Enterprises Inc.                                  415,192
    22,717   ConAgra, Inc.                                               628,125

                       See Notes to Financial Statements.


9  Smith Barney S&P 500 Index Fund   |   2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Consumer Staples -- 6.0% (continued)
     6,285   Fortune Brands, Inc.                                   $    351,960
    15,353   General Mills, Inc.                                         676,760
    14,705   H.J. Heinz Co.                                              604,375
     5,693   Hershey Foods Corp.                                         355,813
    17,075   Kellogg Co.                                                 612,310
     8,073   Loews Corp.                                                 427,788
    12,040   Pepsi Bottling Group, Inc.                                  370,832
    73,736   PepsiCo, Inc.                                             3,554,075
    91,342   Phillip Morris Cos., Inc.                                 3,989,819
    33,209   Sara Lee Corp.                                              685,434
    28,066   SYSCO Corp.                                                 763,957
     7,147   UST, Inc.                                                   242,998
     9,487   Wm. Wrigley Jr. Co.                                         525,105
--------------------------------------------------------------------------------
                                                                      23,058,665
--------------------------------------------------------------------------------
Finance -- 19.7%
    10,898   ACE Ltd.                                                    344,377
    22,027   AFLAC, Inc.                                                 704,864
    30,061   Allstate Corp.                                            1,111,656
     4,433   Ambac Financial Group, Inc.                                 297,898
    56,229   American Express Co.                                      2,042,237
   110,137   American International Group, Inc.                        7,514,648
    15,358   AmSouth Bancorp.                                            343,712
    11,323   Aon Corp.                                                   333,802
    66,349   Bank of America Corp.                                     4,668,316
    31,023   The Bank of New York Co., Inc.                            1,047,026
    49,215   Bank One Corp.                                            1,893,793
    19,396   BB&T Corp.                                                  748,686
     4,195   The Bear Stearns Cos. Inc.                                  256,734
     9,048   Capital One Financial Corp.                                 552,380
    57,556   The Charles Schwab Corp.                                    644,627
     9,429   Charter One Financial, Inc.                                 324,169
     7,142   Chubb Corp.                                                 505,654
     6,084   CIGNA Corp.                                                 592,703
     6,788   Cincinnati Financial Corp.                                  315,846
   216,864   Citigroup, Inc.                                           8,403,480
     7,491   Comerica, Inc.                                              459,947
    21,463   Concord EFS, Inc.+                                          646,895
    14,187   Conseco, Inc.+                                               28,374
     5,189   Countrywide Credit Industries, Inc.                         250,369
     6,156   Equifax, Inc.                                               166,212
    42,124   Fannie Mae                                                3,106,645
    24,611   Fifth Third Bancorp                                       1,640,323
     5,645   First Tennessee National Corp.                              216,204
    43,986   FleetBoston Financial Corp.                               1,422,947
    11,058   Franklin Resources, Inc.                                    471,513
    29,304   Freddie Mac                                               1,793,405

                       See Notes to Financial Statements.


10  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Finance -- 19.7% (continued)
     6,614   Golden West Financial Corp.                            $    454,911
     7,677   H&R Block, Inc.                                             354,293
    10,330   Hartford Financial Services, Inc.                           614,324
    19,297   Household International, Inc.                               959,061
    10,628   Huntington Bancshares Inc.                                  206,396
    83,225   J.P. Morgan Chase & Co.                                   2,822,992
     6,307   Jefferson Pilot Corp.                                       296,429
    12,588   John Hancock Financial Services, Inc.                       443,098
    17,839   KeyCorp                                                     487,005
    10,271   Lehman Brothers Holdings, Inc.                              642,143
     7,979   Lincoln National Corp.                                      335,118
    11,578   Marsh & McLennan Cos., Inc.                               1,118,435
     9,030   Marshall & Ilsley Corp.                                     279,298
     6,218   MBIA, Inc.                                                  351,504
    35,875   MBNA Corp.                                                1,186,386
    19,699   Mellon Financial Corp.                                      619,140
    35,519   Merrill Lynch & Co., Inc.                                 1,438,520
    30,496   MetLife, Inc.                                               878,285
     4,495   MGIC Investment Corp.                                       304,761
    46,417   Morgan Stanley                                            1,999,644
    25,546   National City Corp.                                         849,405
     9,332   Northern Trust Corp.                                        411,168
    12,151   PNC Financial Services Group                                635,254
     9,255   The Progressive Corp.                                       535,402
    11,987   Providian Financial Corp.+                                   70,484
     9,529   Regions Financial Corp.                                     334,944
     5,336   SAFECO Corp.                                                164,829
     6,630   SLM Corp.                                                   642,447
    14,603   SouthTrust Corp.                                            381,430
     8,765   The St. Paul Cos., Inc.                                     341,134
    13,649   State Street Corp.                                          610,110
     9,328   Stilwell Financial, Inc.                                    169,770
    12,134   SunTrust Banks, Inc.                                        821,714
    12,304   Synovus Financial Corp.                                     338,606
     5,199   T. Rowe Price Group Inc.                                    170,943
     5,259   Torchmark Corp.                                             200,894
    80,533   U.S. Bancorp                                              1,880,446
     8,722   Union Planters Corp.                                        282,331
    10,229   UnumProvident Corp.                                         260,328
    57,398   Wachovia Corp.                                            2,191,456
    40,538   Washington Mutual, Inc.                                   1,504,365
    71,491   Wells Fargo & Co.                                         3,578,839
     5,576   XL Capital Ltd.                                             472,287
     3,870   Zion Bancorp.                                               201,627
--------------------------------------------------------------------------------
                                                                      75,691,398
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


11  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Healthcare -- 13.1%
    65,611   Abbott Laboratories                                    $  2,470,254
     6,051   AETNA, Inc.                                                 290,266
     5,534   Allergan, Inc.                                              369,395
     4,399   AmerisourceBergen Corp.                                     334,324
    44,191   Amgen, Inc.+                                              1,850,719
     8,911   Applera Corp. -- Applied Biosystems Group                   173,675
     2,300   Bausch & Lomb, Inc.                                          77,855
    24,923   Baxter International, Inc.                                1,107,827
    10,914   Becton Dickinson & Co.                                      375,987
     6,214   Biogen, Inc.+                                               257,446
    11,303   Biomet, Inc.                                                306,537
    17,079   Boston Scientific Corp.+                                    500,756
    81,550   Bristol-Myers Squibb & Co.                                2,095,835
     2,153   C.R. Bard, Inc.                                             121,817
    18,963   Cardinal Health, Inc.                                     1,164,518
     7,964   Chiron Corp.+                                               281,527
    47,403   Eli Lilly & Co.                                           2,673,529
     7,544   Forest Laboratories, Inc., Class A Shares+                  534,115
     8,975   Genzyme Corp. -- General Division+                          172,679
    12,851   Guidant Corp.+                                              388,486
    21,733   HCA Inc.                                                  1,032,318
    10,278   Health Management Associates, Inc.+                         207,102
    16,479   HEALTHSOUTH Corp.+                                          210,766
     7,085   Humana, Inc.+                                               110,739
    22,932   Immunex Corp.+                                              512,301
    12,447   IMS Health, Inc.                                            223,424
   129,302   Johnson & Johnson                                         6,757,323
    10,419   King Pharmaceuticals, Inc.+                                 231,823
     4,224   Manor Care, Inc.+                                            97,152
    12,105   McKesson HBOC, Inc.                                         395,834
    10,457   MedImmune, Inc.+                                            276,065
    51,024   Medtronic, Inc.                                           2,186,378
    95,907   Merck & Co., Inc.                                         4,856,730
   264,966   Pfizer Inc.                                               9,273,810
     5,059   Quintiles Transnational Corp.+                               63,187
    61,674   Schering-Plough Corp.                                     1,517,180
     3,646   St. Jude Medical, Inc.+                                     269,257
     8,276   Stryker Corp.                                               442,849
    13,688   Tenet Healthcare Corp.+                                     979,376
    13,155   UnitedHealth Group Inc.                                   1,204,340
     5,523   Waters Corp.+                                               147,464
     4,409   Watson Pharmaceuticals, Inc.+                               111,415
     6,086   WellPoint Health Networks, Inc.+                            473,552
    55,592   Wyeth                                                     2,846,310
     8,170   Zimmer Holdings, Inc.+                                      291,342
--------------------------------------------------------------------------------
                                                                      50,265,584
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


12  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Integrated Oil -- 6.3%
     3,736   Amerada Hess Corp.                                     $    308,220
     2,923   Ashland, Inc.                                               118,381
    44,990   ChevronTexaco Corp.                                       3,981,615
    26,343   Conoco Inc.                                                 732,335
   288,385   Exxon Mobil Corp.                                        11,800,714
     4,225   Kerr-McGee Corp.                                            226,249
    13,034   Marathon Oil Corp.                                          353,482
    15,764   Occidental Petroleum Corp.                                  472,762
    16,048   Phillips Petroleum Co.                                      944,906
    89,571   Royal Dutch Petroleum Co.                                 4,950,589
     3,183   Sunoco, Inc.                                                113,410
    10,293   Unocal Corp.                                                380,223
--------------------------------------------------------------------------------
                                                                      24,382,886
--------------------------------------------------------------------------------
Materials and Processing -- 4.1%
     9,575   Air Products and Chemicals, Inc.                            483,250
    13,564   Alcan Aluminum Ltd.                                         508,921
    35,750   Alcoa Inc.                                                1,185,113
     3,022   Allegheny Technologies, Inc.                                 47,748
     4,637   Avery Dennison Corp.                                        290,972
     2,334   Ball Corp.                                                   96,814
    22,493   Barrick Gold Corp.                                          427,142
     2,218   Bemis, Inc.                                                 105,355
     3,344   Black & Decker Corp.                                        161,181
     2,494   Boise Cascade Corp.                                          86,119
    37,979   The Dow Chemical Co.                                      1,305,718
    43,259   E.I. du Pont de Nemours & Co.                             1,920,700
     3,220   Eastman Chemical Co.                                        151,018
     5,362   Ecolab, Inc.                                                247,885
     5,462   Engelhard Corp.                                             154,684
     6,178   Freeport-McMoRan Copper & Gold, Inc.+                       110,277
     9,659   Georgia Pacific Corp.                                       237,418
     2,023   Great Lakes Chemical Corp.                                   53,589
     4,716   Hercules, Inc.+                                              54,706
     7,792   Inco Ltd.+                                                  176,411
    20,277   International Paper Co.                                     883,672
     4,505   Louisiana Pacific Corp.+                                     47,708
    19,321   Masco Corp.                                                 523,792
     8,409   MeadWestvaco Corp.                                          282,206
    16,455   Newmont Mining Corp.                                        433,260
     3,253   Nucor Corp.                                                 211,575
    54,678   Pharmacia Corp.                                           2,047,691
     3,591   Phelps Dodge Corp.+                                         147,949
    13,740   Placer Dome, Inc.                                           154,025
     7,641   Plum Creek Timber Co., Inc.                                 234,579
     7,090   PPG Industries, Inc.                                        438,871
     6,766   Praxair, Inc.                                               385,459

                       See Notes to Financial Statements.


13  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Materials and Processing -- 4.1% (continued)
     9,283   Rohm & Hass Co.                                        $    375,869
     3,540   Sealed Air Corp.                                            142,556
     6,537   The Sherwin-Williams Co.                                    195,652
     3,020   Sigma Aldrich Corp.                                         151,453
     7,487   Simon Property Group, Inc.                                  275,821
     3,602   The Stanley Works                                           147,718
     2,245   Temple-Inland, Inc.                                         129,896
     4,259   United States Steel Corp.                                    84,712
     4,230   Vulcan Materials Co.                                        185,274
     9,261   Weyerhaeuser Co.                                            591,315
     3,509   Worthington Industries, Inc.                                 63,513
--------------------------------------------------------------------------------
                                                                      15,939,587
--------------------------------------------------------------------------------
Other Energy -- 1.2%
    10,510   Anadarko Petroleum Corp.                                    518,143
     5,790   Apache Corp.                                                332,809
    14,206   Baker Hughes, Inc.                                          472,918
     6,599   BJ Services Co.+                                            223,574
     8,419   Burlington Resources, Inc.                                  319,922
     6,511   Devon Energy Corp.                                          320,862
     4,870   EOG Resources, Inc.                                         193,339
    18,039   Halliburton Co.                                             287,542
     2,546   McDermott International, Inc.+                               20,623
     5,904   Nabors Industries, Ltd.+                                    208,411
     5,570   Noble Corp.+                                                215,002
     3,982   Rowan Cos., Inc.+                                            85,414
    24,287   Schlumberger Ltd.                                         1,129,345
    13,416   Transocean Sedco Forex Inc.                                 417,908
--------------------------------------------------------------------------------
                                                                       4,745,812
--------------------------------------------------------------------------------
Producer Durables -- 8.0%
    16,516   3M Co.                                                    2,031,468
     8,202   Allied Waste Industries, Inc.+                               78,739
     8,340   American Power Conversion Corp.+                            105,334
     3,003   American Standard Cos. Inc.+                                225,525
     4,220   The B.F. Goodrich Co.                                       115,290
    35,292   Boeing Co.                                                1,588,140
    14,465   Caterpillar Inc.                                            708,062
     2,589   Centex Corp.                                                149,618
     3,898   Cooper Industries, Inc.                                     153,191
    39,873   Corning, Inc.+                                              141,549
     2,593   Crane Co.                                                    65,810
     6,286   Danaher Corp.                                               417,076
     9,973   Deere & Co.                                                 477,707
     8,508   Dover Corp.                                                 297,780
    17,735   Emerson Electric Co.                                        949,000

                       See Notes to Financial Statements.


14  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Producer Durables -- 8.0% (continued)
     3,388   Fluor Corp.                                            $    131,963
     8,504   General Dynamics Corp.                                      904,400
   418,863   General Electric Co.++                                   12,167,970
    34,266   Honeywell, Inc.                                           1,207,191
    12,855   Illinois Tool Works, Inc.                                   877,997
     7,079   Ingersoll-Rand Co.                                          323,227
     2,167   KB HOME                                                     111,622
    18,688   Lockheed Martin Corp.                                     1,298,816
     1,980   Millipore Corp.                                              63,320
     8,179   Molex, Inc.                                                 274,242
     4,655   Northrop Grumman Corp.                                      581,875
     5,160   Pall Corp.                                                  107,070
     4,945   Parker-Hannifin Corp.                                       236,322
     5,069   PerkinElmer, Inc.                                            56,012
     3,294   Power-One, Inc.+                                             20,489
     2,574   Pulte Homes, Inc.                                           147,954
    16,494   Raytheon Co.                                                672,131
     7,718   Rockwell Automation, Inc.                                   154,206
     7,801   Rockwell Collins, Inc.                                      213,903
     5,943   Textron, Inc.                                               278,727
     7,401   Thermo Electron Corp.+                                      122,117
     2,464   Thomas & Betts Corp.+                                        45,830
    84,135   Tyco International Ltd.                                   1,136,664
    19,910   United Technologies Corp.                                 1,351,889
     3,930   W.W. Grainger, Inc.                                         196,893
    26,448   Waste Management, Inc.                                      688,970
--------------------------------------------------------------------------------
                                                                      30,876,089
--------------------------------------------------------------------------------
Technology -- 14.6%
    33,820   ADC Telecommunications, Inc.+                                77,448
     9,973   Adobe Systems, Inc.                                         284,231
    14,238   Advanced Micro Devices, Inc.+                               138,393
    19,535   Agilent Technologies, Inc.                                  462,003
    16,141   Altera Corp.+                                               219,518
    15,420   Analog Devices, Inc.+                                       457,974
     3,449   Andrew Corp.+                                                49,424
    14,942   Apple Computer, Inc.+                                       264,772
    69,164   Applied Materials, Inc.+                                  1,315,499
    12,439   Applied Micro Circuits Corp.+                                58,836
     4,640   Autodesk, Inc.                                               61,480
    26,146   Automatic Data Processing Inc.                            1,138,658
    15,348   Avaya Inc.+                                                  75,973
    10,304   BMC Software, Inc.+                                         171,046
    11,064   Broadcom Corp., Class A Shares+                             194,063
    13,752   CIENA Corp.+                                                 57,621
   309,322   Cisco Systems, Inc.+                                      4,315,042

                       See Notes to Financial Statements.


15  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Technology -- 14.6% (continued)
     7,860   Citrix Systems, Inc.+                                  $     47,474
    24,367   Computer Associates International, Inc.                     387,192
     7,242   Computer Sciences Corp.+                                    346,168
    15,791   Compuware Corp.+                                             95,851
     7,987   Comverse Technology, Inc.+                                   73,960
   109,940   Dell Computer Corp.+                                      2,873,832
    20,261   Electronic Data Systems Corp.                               752,696
    93,510   EMC Corp.+                                                  706,000
    32,144   First Data Corp.                                          1,195,757
     8,013   Fiserv, Inc.+                                               294,157
    13,924   Gateway, Inc.+                                               61,823
   127,359   Hewlett-Packard Co.                                       1,946,045
   282,911   Intel Corp.                                               5,168,784
    72,601   International Business Machines Corp.                     5,227,272
     8,919   Intuit Inc.+                                                443,453
     8,336   Jabil Circuit, Inc.+                                        175,973
    56,981   JDS Uniphase Corp.+                                         152,139
     7,882   KLA-Tencor Corp.+                                           346,729
     5,513   Lexmark International Group+                                299,907
    13,340   Linear Technology Corp.                                     419,276
    15,524   LSI Logic Corp.+                                            135,835
   144,685   Lucent Technologies, Inc.+                                  240,177
    13,727   Maxim Integrated Products, Inc.+                            526,156
     3,499   Mercury Interactive Corp.+                                   80,337
    25,315   Micron Technology, Inc.+                                    511,869
   228,259   Microsoft Corp.+++                                       12,485,767
    93,750   Motorola, Inc.                                            1,351,875
     7,448   National Semiconductor Corp.+                               217,258
     4,072   NCR Corp.+                                                  140,891
    14,149   Network Appliance, Inc.+                                    176,014
   163,706   Nortel Networks Corp.+                                      237,374
    15,369   Novell, Inc.+                                                49,334
     6,067   Novellus Systems, Inc.+                                     206,278
     6,090   NVIDIA Corp.+                                               104,626
   231,730   Oracle Corp.+                                             2,194,483
    24,175   Palm, Inc.+                                                  42,548
    10,983   Parametric Technology, Inc.+                                 39,308
    12,726   PeopleSoft, Inc.+                                           189,363
    10,229   Pitney Bowes, Inc.                                          406,296
     7,031   PMC-Sierra, Inc.+                                            65,177
     3,952   QLogic Corp.+                                               150,571
    32,363   QUALCOMM, Inc.+                                             889,659
    70,131   Qwest Communications International Inc.                     196,367
     8,051   Rational Software Corp.+                                     66,099
    22,194   Sanmina Corp.+                                              140,044
     6,685   Scientific-Atlanta, Inc.                                    109,968

                       See Notes to Financial Statements.


16  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Technology -- 14.6% (continued)
    19,435   Siebel Systems, Inc.+                                  $    276,366
    34,741   Solectron Corp.+                                            213,657
   136,881   Sun Microsystems, Inc.+                                     685,774
     9,774   Symbol Technologies, Inc.                                    83,079
     3,847   Tektronix, Inc.+                                             71,977
    17,319   Tellabs, Inc.+                                              107,378
     7,566   Teradyne, Inc.+                                             177,801
    73,166   Texas Instruments, Inc.                                   1,734,034
    13,533   Unisys Corp.+                                               121,797
    16,915   VERITAS Software Corp.+                                     334,748
     8,480   Vitesse Semiconductor Corp.+                                 26,373
    30,334   Xerox Corp.+                                                211,428
    14,187   Xilinx, Inc.+                                               318,214
    24,543   Yahoo! Inc.+                                                362,255
--------------------------------------------------------------------------------
                                                                      56,035,024
--------------------------------------------------------------------------------
Utilities -- 7.0%
    22,429   The AES Corp.+                                              121,565
     5,316   Allegheny Energy, Inc.                                      136,887
    13,118   ALLTEL Corp.                                                616,546
     5,822   Ameren Corp.                                                250,404
    13,576   American Electric Power, Inc.                               543,311
   159,564   AT&T Corp.                                                1,707,335
   113,732   AT&T Wireless Services Inc.+                                665,332
    79,189   BellSouth Corp.                                           2,494,453
    15,008   Calpine Corp.+                                              105,506
     5,896   CenturyTel, Inc.                                            173,932
     7,003   Cinergy Corp.                                               252,038
    11,951   Citizens Communications Co.+                                 99,910
     5,522   CMS Energy Corp.                                             60,632
     8,934   Consolidated Edison, Inc.                                   372,995
     6,880   Constellation Energy Group                                  201,859
    11,462   Dominion Resources, Inc.                                    758,784
     6,835   DTE Energy Co.                                              305,114
    34,788   Duke Energy Corp.                                         1,081,907
    14,722   Dynegy Inc., Class A Shares                                 105,998
    13,665   Edison International+                                       232,305
    21,520   El Paso Energy Corp.                                        443,527
     9,283   Entergy Corp.                                               393,971
    13,534   Exelon Corp.                                                707,828
    12,606   FirstEnergy Corp.                                           420,788
     7,450   FPL Group, Inc.                                             446,925
     5,903   KeySpan Corp.                                               222,248
     5,201   Kinder Morgan, Inc.                                         197,742
    16,939   Mirant Corp.+                                               123,655
    33,804   Nextel Communications, Inc.+                                108,511

                       See Notes to Financial Statements.


17  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2002
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Utilities -- 7.0% (continued)
     1,898   NICOR, Inc.                                            $     86,834
     8,678   NiSource Inc.                                               189,441
     1,436   Peoples Energy Corp.                                         52,357
    16,336   PG&E Corp.+                                                 292,251
     3,611   Pinnacle West Capital Corp.                                 142,635
     6,148   PPL Corp.                                                   203,376
     9,223   Progress Energy, Inc.                                       479,688
     8,657   Public Service Enterprise Group, Inc.                       374,848
    12,497   Reliant Energy, Inc.                                        211,199
   141,250   SBC Communications, Inc.                                  4,308,125
     8,769   Sempra Energy                                               194,058
    29,317   Southern Co.                                                803,286
    37,316   Sprint Corp. (FON Group)                                    395,923
    41,772   Sprint Corp. (PCS Group)+                                   186,721
     5,955   TECO Energy, Inc.                                           147,386
    11,195   TXU Corp.                                                   577,102
   114,385   Verizon Communications Inc.                               4,592,558
    21,776   The Williams Cos., Inc.                                     130,438
    16,508   Xcel Energy, Inc.                                           276,839
--------------------------------------------------------------------------------
                                                                      26,997,073
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $494,543,273)                                  382,899,677
================================================================================
   FACE
  AMOUNT                            SECURITY                            VALUE
================================================================================
U.S. TREASURY BILL -- 0.2%
$  725,000   U.S. Treasury Bill, 0.000% due 9/12/02
               (Cost -- $722,523)                                        722,604
================================================================================
REPURCHASE AGREEMENT -- 0.3%
 1,284,000   State Street Bank and Trust Co., 1.880% due 7/1/02;
               Proceeds at maturity -- $1,284,201; (Fully
               collateralized by U.S. Treasury Bonds, 8.875% due
               8/15/17; Market value -- $1,312,883)
               (Cost -- $1,284,000)                                    1,284,000
================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $496,549,796*)                                $384,906,281
================================================================================
+     Non-income producing security.
++ A portion of this security has been segregated for futures contracts commitments.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


18  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2002
================================================================================

ASSETS:
  Investments, at value (Cost -- $496,549,796)                    $ 384,906,281
  Cash                                                                      699
  Receivable for Fund shares sold                                     1,346,098
  Dividends and interest receivable                                     455,179
  Receivable from broker - variation margin                              16,937
-------------------------------------------------------------------------------
  Total Assets                                                      386,725,194
-------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased                                   1,520,388
  Distribution fees payable                                              35,121
  Investment advisory fee payable                                        27,606
  Payable to affiliate                                                   12,434
  Administration fee payable                                                215
  Accrued expenses                                                       27,476
-------------------------------------------------------------------------------
  Total Liabilities                                                   1,623,240
-------------------------------------------------------------------------------
Total Net Assets                                                  $ 385,101,954
===============================================================================
NET ASSETS:
  Par value of shares of beneficial interest                      $      38,231
  Capital paid in excess of par value                               507,433,266
  Undistributed net investment income                                 1,819,731
  Accumulated net realized loss from security
    transactions  and futures contracts                             (12,555,138)
  Net unrealized depreciation of investments and
    futures contracts                                              (111,634,136)
-------------------------------------------------------------------------------
Total Net Assets                                                  $ 385,101,954
===============================================================================

Shares Outstanding:
  SB Shares                                                          35,749,698
  -----------------------------------------------------------------------------
  Citi Shares                                                         2,481,191
  -----------------------------------------------------------------------------
Net Asset Value:
  SB Shares (and redemption price)                                $       10.07
  -----------------------------------------------------------------------------
  Citi Shares (and redemption price)                              $       10.09
===============================================================================

                       See Notes to Financial Statements.


19  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended June 30, 2002

INVESTMENT INCOME:
  Dividends                                                       $   2,941,214
  Interest                                                               79,196
  Less: Foreign withholding tax                                         (16,153)
-------------------------------------------------------------------------------
  Total Investment Income                                             3,004,257
-------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 2)                                            384,834
  Investment advisory fee (Note 2)                                      310,727
  Administration fee (Note 2)                                           207,151
  Shareholder and system servicing fees                                 160,556
  Registration fees                                                      40,842
  License fees                                                           25,475
  Shareholder communications                                             23,829
  Custody                                                                22,774
  Audit and legal                                                        16,965
  Trustees' fees                                                          6,878
  Other                                                                   2,103
-------------------------------------------------------------------------------
  Total Expenses                                                      1,202,134
  Less: Administration fee waiver (Note 2)                               (8,499)
-------------------------------------------------------------------------------
  Net Expenses                                                        1,193,635
-------------------------------------------------------------------------------
Net Investment Income                                                 1,810,622
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 6):
  Realized Loss From:
    Security transactions (excluding short-term securities)          (6,152,661)
    Futures contracts                                                (1,392,841)
-------------------------------------------------------------------------------
  Net Realized Loss                                                  (7,545,502)
-------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments
    and Futures Contracts:
    Beginning of period                                             (57,379,044)
    End of period                                                  (111,634,136)
-------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                           (54,255,092)
-------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                       (61,800,594)
-------------------------------------------------------------------------------
Decrease in Net Assets From Operations                            $ (59,989,972)
===============================================================================

                       See Notes to Financial Statements.


20  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001

                                                          2002             2001
===================================================================================
OPERATIONS:
  Net investment income                              $   1,810,622    $   3,430,507
  Net realized loss                                     (7,545,502)      (4,105,255)
  Increase in net unrealized depreciation              (54,255,092)     (55,619,588)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From Operations               (59,989,972)     (56,294,336)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --       (3,419,742)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                               --       (3,419,742)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                      92,112,659      226,290,503
  Net asset value of shares issued for
    reinvestment of dividends                                   --        3,128,312
  Cost of shares reacquired                            (57,314,933)    (145,843,745)
-----------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
    Transactions                                        34,797,726       83,575,070
-----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      (25,192,246)      23,860,992

NET ASSETS:
  Beginning of period                                  410,294,200      386,433,208
-----------------------------------------------------------------------------------
  End of period*                                     $ 385,101,954    $ 410,294,200
===================================================================================
* Includes undistributed net investment income of:   $   1,819,731    $       9,109
===================================================================================

                       See Notes to Financial Statements.


21  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and four other funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund and Smith Barney Mid Cap Core Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The financial highlights and other pertinent information for the Smith Barney S&P 500 Index Fund -- Citi Shares are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are:(a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance


22  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2001, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

The Travelers Investment Management Company, ("TIMCO"), a wholly owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended June 30, 2002, SBFM waived a portion of its administration fee amounting to $8,499.

Travelers Bank & Trust, fsb. ("TB&T"), another subsidiary of Citigroup, acts as the Fund's transfer agent. Boston Financial Data Services ("BFDS") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the account size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the six months ended June 30, 2002, the Fund paid transfer agent fees of $68,774 to TB&T.


23  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Salomon Smith Barney Inc. ("SSB") which is a subsidiary of Citigroup, acts as the Fund's distributor. SSB and certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group. For the six months ended June 30, 2002, there were no brokerage commissions paid to SSB.

Pursuant to a Distribution Plan, the Fund pays SSB a service fee calculated at an annual rate of 0.20% of the average daily net assets for SB shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $36,199,426
--------------------------------------------------------------------------------
Sales                                                                  1,342,022
================================================================================

At June 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $  24,675,084
Gross unrealized depreciation                                      (136,318,599)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(111,643,515)
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily. When a purchased option


24  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At June 30, 2002, the Fund did not hold any purchased call or put option contracts.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended June 30, 2002, the Fund did not enter into any written covered call or put option contracts.


25  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At June 30, 2002, the Fund had the following open futures contracts:

                    # of                        Basis       Market    Unrealized
              Contracts to Buy  Expiration      Value        Value       Gain
================================================================================
S&P 500 Index         8           9/19/02    $1,970,821   $1,980,200    $9,379
================================================================================

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2002, the Fund did not have any securities on loan.


26  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

8. Capital Loss Carryforwards

At December 31, 2001, the Fund had, for Federal income tax purposes, approximately $4,099,000 of capital loss carryforwards available to offset future capital gains through December 31, 2009. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

9. Shares of Beneficial Interest

At June 30, 2002, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of the Fund were as follows:

                                          Six Months Ended                     Year Ended
                                           June 30, 2002                   December 31, 2001
                                   ----------------------------      ----------------------------
                                     Shares          Amount            Shares          Amount
=================================================================================================
SB Shares*
Shares sold                         7,039,108    $  79,614,117       15,705,621    $ 192,810,268
Shares issued on reinvestment              --               --          238,390        2,803,247
Shares reacquired                  (3,963,611)     (43,569,419)      (9,993,844)    (117,637,611)
-------------------------------------------------------------------------------------------------
Net Increase                        3,075,497    $  36,044,698        5,950,167    $  77,975,904
=================================================================================================
Citi Shares**
Shares sold                         1,083,156    $  12,498,542        2,770,174    $  33,480,235
Shares issued on reinvestment              --               --           27,618          325,065
Shares reacquired                  (1,212,486)     (13,745,514)      (2,350,337)     (28,206,134)
-------------------------------------------------------------------------------------------------
Net Increase (Decrease)              (129,330)   $  (1,246,972)         447,455    $   5,599,166
=================================================================================================

*     On September 5, 2000, Class A shares were renamed SB Shares.
**    On September 5, 2000, Class D shares were renamed Citi Shares.


27  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:


SB Shares(1)                  2002(2)(3)         2001(3)        2000(3)        1999(4)       1999(5)         1998(6)
======================================================================================================================
Net Asset Value,
  Beginning Period           $  11.63          $  13.38       $  15.00       $  14.24       $  11.98       $  10.00
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income(7)       0.05              0.10           0.10           0.01           0.12           0.05
  Net realized and
    unrealized gain (loss)      (1.61)            (1.75)         (1.51)          0.83           2.27           1.93
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                    (1.56)            (1.65)         (1.41)          0.84           2.39           1.98
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income            --             (0.10)         (0.08)         (0.08)         (0.06)            --
  Net realized gains               --                --          (0.13)            --          (0.07)            --
  Capital                          --                --          (0.00)*           --             --             --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                --             (0.10)         (0.21)         (0.08)         (0.13)            --
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period              $  10.07          $  11.63       $  13.38       $  15.00       $  14.24       $  11.98
----------------------------------------------------------------------------------------------------------------------
Total Return                   (13.41)%++        (12.37)%        (9.39)%         5.88%++       19.96%         19.80%++
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (000s)              $360,057          $379,903       $357,465       $252,435       $223,787       $ 55,187
----------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(7)(8)                 0.59%+            0.59%          0.59%          0.60%+         0.59%          0.59%+
  Net investment income          0.87+             0.81           0.68           0.67+          0.83           1.05+
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate             0%                7%             4%             0%             6%             4%
======================================================================================================================

(1)   On September 5, 2000, Class A shares were renamed SB shares.
(2)   For the six months ended June 30, 2002 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(5)   For the year ended November 30, 1999.
(6)   For the period from January 5, 1998 (inception date) to November 30, 1998.
(7) The administrator has agreed to waive all or a portion of its fees for the six months ended June 30, 2002, the years ended December 31, 2001 and December 31, 2000, the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratio would have been as follows:

                      Per Share Decreases to          Expense Ratios Without
                      Net Investment Income          Waiver and Reimbursement
                      ---------------------          ------------------------
        2002                  $0.00*                          0.60%+
        2001                   0.00*                          0.60
        2000                   0.00*                          0.59
        1999(4)                0.00*                          0.77+
        1999(5)                0.01                           0.68
        1998                   0.04                           1.42+

(8) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.59%.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


28  Smith Barney S&P 500 Index Fund   |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
S&P 500 INDEX FUND
--------------------------------------------------------------------------------

TRUSTEES

Herbert Barg
Alfred J. Bianchetti
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon,
  Chairman
Cornelius C. Rose, Jr.

OFFICERS

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Chief
Administrative Officer

Richard L. Peteka
Chief Financial
Officer and Treasurer

Sandip A. Bhagat, CFA
Vice President and
Investment Officer

John Lau
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER

The Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

Boston Financial Data Services
P.O. Box 9083
Boston, Massachusetts
02205-9083


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund
--------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney Investment Trust - Smith Barney S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY S&P 500 INDEX FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004


For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

        SALOMON SMITH BARNEY
----------------------------
A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD02355 8/02                                                             02-3647